Long-term investments	12 Months Ended
Dec. 31, 2023
Long-term investments
Long-term investments

6. Long-term investments

The Group’s long-term investments consist of equity investments, held-to-maturity investments and other long-term investments.

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Equity investments – equity method	54,362	54,833	7,723
Equity investments – without readily determinable fair values	172,563	150,112	21,143
Equity investments – securities with readily determinable fair values (Note 22(a))	889	1,865	263
Held-to-maturity investments	2,748	3,009	424
Total	230,562	209,819	29,552

Equity investments - equity method

In December 2016, Nanjing Zhongshan Financial Leasing Co., Ltd. (“Zhongshan”) was established and the Group invested RMB42,500 for 25% of equity interest in Zhongshan. This investment was accounted for as an equity-method investment because the Group has significant influence over the operating and financial policies of Zhongshan as the Group has one of the five board seats of Zhongshan. As of December 31, 2022 and 2023, the carrying value of its equity investment was RMB45,577 and RMB46,331, respectively.

As disclosed in Note 4, during the year ended December 31, 2022, the Group disposed the controlling interests in certain subsidiaries and only retained non-controlling interests in the former subsidiaries after the disposals, and recognized an investment of RMB9,655 at fair value. Since the Group is still entitled to appoint one board seat to each of former subsidiaries, the Group is considered to be able to insert significant influence over their operating and financial policies so the retained noncontrolling investments are measured under equity method. As of December 31, 2023, the carrying value of these equity investments was RMB6,481.

In June 2023, Guangxi Yijianyou Tourism Operation Co., Ltd. (“Yijianyou”) was established and the Group invested RMB1,050 for 35% of equity interest in Yijianyou. This investment was accounted for as an equity-method investment because the Group has significant influence over the operating and financial policies of Yijianyou as the Group has one of the three board seats of Yijianyou. As of December 31, 2023, the carrying value of its equity investment was RMB2,021.

During the years ended December 31, 2021 and 2022, the Group recognized RMB726 and RMB292 of shares of income of equity investees, respectively, and during the year ended December 31, 2023, the Group recognized RMB580 of shares of loss of equity investees from all of its equity method investments. Financial information of the investees described above have not been presented because they are not material to the Group’s consolidated income statements, either individually or in aggregate.

Equity investments – without readily determinable fair values

	As of December 31,
	2022	2023
	RMB	RMB	US$(Note 2(d))
Equity investments without readily determinable fair values:
Initial cost	174,983	174,771	24,616
Net cumulative fair value adjustments	47,082	47,082	6,631
Impairment	(49,502)	(71,741)	(10,104)
Carrying Value	172,563	150,112	21,143

Before 2020, the Group made several equity investments in private companies, over which the Group has neither significant influence over operating and financial policies nor control through its investments. The Group is also not entitled to redemption rights to request investees to early redeem its equity interests at the Group’s sole discretion. The Group elected a measurement alternative to account for these equity investments.

6. Long-term investments - continued

Equity investments included investments in HNA Trust with the carrying value of RMB13,318 and RMB13,106 as of December 31, 2022 and 2023, respectively. As disclosed in Note 22(a), in May 2022, the Group received and registered 632,992,650 trust units, representing 0.09% of total unit interests, as the settlement of the remaining HNA debts. Upon the receipts of trust units with the legal title by the Group, the Group recognized an initial investment with the amount of RMB13,318. As an ordinary unit holder, the Group is entitled to receive distribution of trust income based on the income distribution plan of HNA trust. The Group has no redemption rights to request HNA Trust to early redeem its trusts units at the Group’s sole discretion and HNA trust is a privately owned and the trust units are not traded publicly. As a result, the Group accounted for such investment in trust units as equity investment without readily determinable fair values and elected to apply the measurement alternatives for this investment. During the year ended December 31, 2023, the Group received cash of RMB212 from HNA Trust with the equivalent trust units deregistered according to the trust agreement and the corresponding investment was derecoginsed accordingly.

During the years ended December 31, 2021 and 2022, the Group remeasured certain of above equity investments based on the information obtained from observable transactions and recognized an investment gain of RMB11,443 and RMB5,603, respectively. No remeasurement was made for the year ended December 31, 2023 as no observable transactions for these equity investees were noticed, other than impairment disclosed below.

During the year ended December 31, 2023, the Group recognized impairment losses of RMB22,240 on certain equity investments based on the Group’s assessment of current economic conditions with the considerations of the operating performance of the investees. The impairment was recorded in other income/(expenses). No impairment loss was recognized for long-term investments for the years ended December 31, 2021 and 2022.

Held-to-maturity investments

During 2019, the Group made investments in time deposits that the Group has intention and ability to hold until maturity. The Group classified these investments as held-to-maturity investments. As of December 31, 2022 and 2023, the carrying value of these investments amounted to RMB 2,748 and RMB3,009, respectively.